Shareholders' Deficit - Common Stock Shares (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares
Class of Stock [Line Items]
Aggregate Percentage of Outstanding Shares Issued to Initial Shareholders Prior to Business Combination	20.00%	20.00%
Class A common stock [Member]
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	250,000,000	250,000,000	250,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares issued (in shares)	0	0	0
Common shares, shares outstanding (in shares)	0	0	0
Class A common stock subject to possible redemption, outstanding (in shares)	2,896,555	27,600,000	27,600,000
Class B Common Stock [Member]
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	25,000,000	25,000,000	25,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares issued (in shares)	6,900,000	6,900,000	6,900,000
Common shares, shares outstanding (in shares)	6,900,000	6,900,000	6,900,000
Ratio to be applied to the stock in the conversion	20	20
Maximum shares subject to forfeiture		900,000
Adjustment one of redemption price of stock based on market value and newly issued price (as a percent)		20.00%